Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Weighted Average Number of Shares
37.1.1 Weighted average number of ordinary shares outstanding

(In number of shares)	2023		2024		2025
	Number of shares	Accumulated number of shares	Number of shares	Accumulated number of shares	Number of shares	Accumulated number of shares
Number of issued ordinary shares	403,511,072	147,787,824,904	393,528,423	146,287,481,492	381,462,103	140,850,554,475
Number of treasury shares*	(24,847,247)	(7,617,096,867)	(19,927,704)	(7,659,481,944)	(22,874,381)	(7,483,617,685)

Average number of ordinary shares outstanding	378,663,825	140,170,728,037	373,600,719	138,627,999,548	358,587,722	133,366,936,790

Number of days		365		366		365
Weighted average number of ordinary shares outstanding		384,029,392		378,765,026		365,388,868

*	Treasury shares retired during the year ended December 31, 2024 and 2025 were deducted from August 14, 2024 and May 15, 2025, respectively.

Schedule of Earnings per Share Basic by Common Class
37.1.2 Basic earnings per share

(In Korean won and in number of shares)	2023		2024		2025
Profit attributable to shareholders of the Parent Company	￦	4,594,834,837,385	￦	5,078,220,543,511	￦	5,833,161,872,989
Deduction: Dividends on hybrid securities		(184,915,050,000)		(199,798,800,000)		(202,391,550,000)

Profit attributable to ordinary equity holders of the Parent Company (A)		4,409,919,787,385		4,878,421,743,511		5,630,770,322,989
Weighted average number of ordinary shares outstanding (B)		384,029,392		378,765,026		365,388,868
Basic earnings per share (A/B)	￦	11,483	￦	12,880	￦	15,410

Schedule of Adjusted Profit for Diluted Earnings per Share
37.2.1 Adjusted profit for diluted earnings per share

(In Korean won)	2023		2024		2025
Profit attributable to shareholders of the Parent Company	￦	4,594,834,837,385	￦	5,078,220,543,511	￦	5,833,161,872,989
Deduction: Dividends on hybrid securities		(184,915,050,000)		(199,798,800,000)		(202,391,550,000)

Profit attributable to ordinary equity holders of the Parent Company*		4,409,919,787,385		4,878,421,743,511		5,630,770,322,989
Adjustments: Interest expense on exchangeable bonds		2,451,851,049		306,631,690		—

Adjusted profit for diluted earnings per share	￦	4,412,371,638,434	￦	4,878,728,375,201	￦	5,630,770,322,989

*	The amount is after deducting dividends on hybrid securities.

Schedule of Adjusted Weighted Average Number of Shares for Diluted Earnings per Share
37.2.2 Weighted average number of ordinary shares outstanding for diluted earnings per share

(In number of shares)	2023	2024	2025
Weighted average number of ordinary shares outstanding	384,029,392	378,765,026	365,388,868
Adjustment:
Stock grants	4,300,774	4,001,803	3,583,701
Exchangeable bonds	5,000,000	601,093	—

Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share	393,330,166	383,367,922	368,972,569

Schedule of Earnings per Share Diluted by Common Class
37.2.3 Diluted earnings per share

(In Korean won and in number of shares)	2023		2024		2025
Adjusted profit for diluted earnings per share	￦	4,412,371,638,434	￦	4,878,728,375,201	￦	5,630,770,322,989
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share		393,330,166		383,367,922		368,972,569

Diluted earnings per share	￦	11,218	￦	12,726	￦	15,261